Financial instruments by category (Details 4)	12 Months Ended
Jun. 30, 2021
Level 2 [Member] | Interest rate swaps [Member]
Statement [Line Items]
Description	Interest rate swaps
Pricing model / method	Cash flows - Theoretical price
Parameters	Interest rate futures contracts and cash flows
Level 2 [Member] | Derivative financial instruments Forwards [Member]
Statement [Line Items]
Description	Derivative financial instruments Forwards
Pricing model / method	Theoretical price
Parameters	Underlying asset price and volatility
Level 3 [Member] | Investments In Financial Assets [member]
Statement [Line Items]
Description	Investments in financial assets - Other private companies’ securities
Pricing model / method	Cash flow / NAV - Theoretical price
Parameters	Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.
Range	1 - 3.5
Level 3 [Member] | Investments in financial assets - Others [member]
Statement [Line Items]
Description	Investments in financial assets - Others
Pricing model / method	Discounted cash flows - Theoretical price
Parameters	Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.
Range	1 - 3.5
Level 3 [Member] | Derivative financial instruments Forwards [Member]
Statement [Line Items]
Description	Derivative financial instruments Forwards
Pricing model / method	Theoretical price
Parameters	Underlying asset price and volatility